Note 7 - Balance Sheet Disclosures - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Loans	€ 2,459	€ 3,718
Lease liabilities	2,190	2,635
Total	4,649	6,353	[1]
Loans	29,782	31
Lease liabilities	443	441
Total	€ 30,225	€ 472	[1]

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.